BORROWINGS - Maturities of principal on notes and bank loans (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2021	Dec. 31, 2020
Scheduled Debt Principal Repayments
Total borrowings	₽ 462,139	₽ 429,268
Notes [Member]
Scheduled Debt Principal Repayments
Contractual undiscounted cash flows	225,381
Less: unamortized debt issuance costs	(184)
Less: interest	(33,201)
Total borrowings	191,996
Bank loans and other debt
Scheduled Debt Principal Repayments
Contractual undiscounted cash flows	323,705
Less: interest	(52,628)
Add: debt modification	(693)
Less: subsidized interest rate effect	(241)
Total borrowings	270,143
2022 | Notes [Member]
Scheduled Debt Principal Repayments
Contractual undiscounted cash flows	62,772
2022 | Bank loans and other debt
Scheduled Debt Principal Repayments
Contractual undiscounted cash flows	83,862
2023 | Notes [Member]
Scheduled Debt Principal Repayments
Contractual undiscounted cash flows	66,809
2023 | Bank loans and other debt
Scheduled Debt Principal Repayments
Contractual undiscounted cash flows	58,523
2024 | Notes [Member]
Scheduled Debt Principal Repayments
Contractual undiscounted cash flows	27,346
2024 | Bank loans and other debt
Scheduled Debt Principal Repayments
Contractual undiscounted cash flows	72,799
2025 | Notes [Member]
Scheduled Debt Principal Repayments
Contractual undiscounted cash flows	28,529
2025 | Bank loans and other debt
Scheduled Debt Principal Repayments
Contractual undiscounted cash flows	93,385
2026 | Notes [Member]
Scheduled Debt Principal Repayments
Contractual undiscounted cash flows	17,448
2026 | Bank loans and other debt
Scheduled Debt Principal Repayments
Contractual undiscounted cash flows	15,136
Thereafter | Notes [Member]
Scheduled Debt Principal Repayments
Contractual undiscounted cash flows	₽ 22,477